Investment Valuation (Tables)	12 Months Ended
Dec. 31, 2012
Valuation of Investments by the Fair Value Hierarchy Levels

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of December 31, 2012 and 2011:

	Level 1	Level 2	Level 3	Total
December 31, 2012
U.S. Treasury bills	$—	$44,227,184	$—	$44,227,184
Forward currency contracts(a)	—	366,070	—	366,070
Futures contracts(a)
Equity contracts	(234,307)	—	—	(234,307)
Interest rate contracts	71,257	—	—	71,257

Total futures contracts	(163,050)	—	—	(163,050)

December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts(a)	—	1,028,311	—	1,028,311
Futures contracts(a)
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

(a)	Futures contracts and forward currency contracts are valued at unrealized appreciation (depreciation).